Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Mineral Stream Interests [line items]
Ending balance	$ 5,841,478
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,600,197
Ending balance	3,599,570	$ 3,600,197
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	307,169
Ending balance	294,485	307,169
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,437,939
Ending balance	2,407,579	2,437,939
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	103,789
Ending balance	98,930	103,789
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	166,723
Ending balance	161,350	166,723
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	219,785
Ending balance	217,530	219,785
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	364,792
Ending balance	419,696	364,792
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,044,913	4,681,811
Additions (Reductions)	55,538	363,102
Ending balance	5,100,451	5,044,913
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Additions (Reductions)	11
Ending balance	3,059,887	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	136,058
Additions (Reductions)	0	4,000
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	761,334	402,232
Additions (Reductions)	55,527	359,102
Ending balance	816,861	761,334
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,444,716)	(1,331,844)
Ending balance	(1,500,881)	(1,444,716)
Depletion	(56,165)	(112,872)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(316,695)	(302,848)
Ending balance	(329,379)	(316,695)
Depletion	(12,684)	(13,847)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(621,937)	(550,532)
Ending balance	(652,308)	(621,937)
Depletion	(30,371)	(71,405)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(36,269)	(30,489)
Ending balance	(41,128)	(36,269)
Depletion	(4,859)	(5,780)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(53,706)	(38,227)
Ending balance	(59,079)	(53,706)
Depletion	(5,373)	(15,479)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(19,567)	(15,042)
Ending balance	(21,822)	(19,567)
Depletion	(2,255)	(4,525)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(396,542)	(394,706)
Ending balance	(397,165)	(396,542)
Depletion	(623)	(1,836)
Impairment reversal		0
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,701,149
Ending balance	1,644,741	1,701,149
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	322,018
Ending balance	306,742	322,018
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	580,052
Ending balance	561,383	580,052
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	205,884
Ending balance	198,672	205,884
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	593,195
Ending balance	577,944	593,195
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,166,891	3,009,145
Additions (Reductions)	1,019	157,746
Ending balance	3,167,910	3,166,891
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,438,974	1,281,228
Additions (Reductions)	1,019	157,746
Ending balance	1,439,993	1,438,974
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,465,742)	(1,339,620)
Ending balance	(1,523,169)	(1,465,742)
Depletion	(57,427)	(126,122)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(202,608)	(174,054)
Ending balance	(217,884)	(202,608)
Depletion	(15,276)	(28,554)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(320,291)	(273,409)
Ending balance	(338,960)	(320,291)
Depletion	(18,669)	(46,882)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(97,064)	(85,904)
Ending balance	(104,276)	(97,064)
Depletion	(7,212)	(11,160)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(845,779)	(806,253)
Ending balance	(862,049)	(845,779)
Depletion	(16,270)	(39,526)
Impairment reversal		0
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	229,855
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	232,830
Ending balance	229,855	232,830
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(30,891)	(22,332)
Ending balance	(33,866)	(30,891)
Depletion	(2,975)	(8,559)
Impairment reversal		0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	371,621
Ending balance	362,460	371,621
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(21,801)	(165,912)
Ending balance	(30,962)	(21,801)
Depletion	(9,161)	(12,606)
Impairment reversal		156,717
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,905,797
Ending balance	5,841,478	5,905,797
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,868,947	8,348,099
Additions (Reductions)	61,409	520,848
Ending balance	8,930,356	8,868,947
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,963,150)	(2,859,708)
Ending balance	(3,088,878)	(2,963,150)
Depletion	(125,728)	(260,159)
Impairment reversal		156,717
Platinum Interest Marathon [Member] | Marathon [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	4,852
Platinum Interest Marathon [Member] | Cost [member] | Marathon [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	4,852
Ending balance	4,852	0
Platinum Interest Marathon [Member] | Accumulated Depletion & Impairment [member] | Marathon [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Ending balance	0	$ 0
Depletion	$ 0